Camelot Premium Return Fund

Camelot Excalibur Small Cap Income fund

each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on December 20, 2016, (SEC Accession No. 0001580642-16-012770).